INVESTMENTS IN AFFILIATES (Schedule of Investments) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INVESTMENTS IN AFFILIATES [Abstract]
At the beginning of year		¥ 95,918,035	¥ 86,368,746
Share of gain of affiliated companies	$ 2,110,147	13,669,112	9,549,289	¥ (25,614,963)
At the end of year		¥ 109,587,147	¥ 95,918,035	¥ 86,368,746